SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - shares	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015
Anti-dilutive securities	1,838,017	978,557
Stock Options [Member]
Anti-dilutive securities	426,976	187,334
Warrants [Member]
Anti-dilutive securities	913,514	580,515
Preferred Stock [Member]
Anti-dilutive securities	497,527	210,708